UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment __;  Amendment Number:
     This Amendment (Check only one.):      __ is a restatement.
                                            __ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1510
                New York, NY  10036

Form 13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193

Signature, Place and Date of Signing:

     /s/     Paul Morris     New York, NY     January 24, 2012

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           52

Form 13F Information Table Value Total:           $301,016 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the managers filing this report.

No.     Form 13F File Number          Name

1.      28-11881                      Locust Wood Capital, LP


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
           COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6 COLUMN 7    COLUMN 8

                                                                                                  Invest-
                                                                               Shares               ment                Voting
                                                                               or PRN        Put/ Discre-   Other      Authority
         Name of Issuer                  Title of Class   CUSIP  Value X $1000 amount SH/PRN Call   tion   Managers Sole Shared None
APPLE INC COM STK                      COM              037833100        9,234  22,800  SH          SOLE     NONE         22,800
ATLAS ENERGY L P COM STK               COM              04930A104        2,059  84,725  SH          SOLE     NONE         84,725
ATLAS PIPELINE PARTNERS L P COM STK    UNIT LTD PARTNER 049392103          554  14,900  SH          SOLE     NONE         14,900
BEAM INC                               COM              073730103        2,623  51,200  SH          SOLE     NONE         51,200
BERKSHIRE HATHAWAY CL A INC DEL        COM              084670108        9,525      83  SH          SOLE     NONE             83
BERKSHIRE HATHAWAY INC CLASS B COM     CLASS B COM      084670702        7,550  98,950  SH          SOLE     NONE         98,950
BROOKFIELD ASSET MGMT INC CL A LTD VT  COM              112585104        3,990 145,200  SH          SOLE     NONE        145,200
BROOKFIELD INFRAST PARTNERS LP LP INT  COM              G16252101        6,025 217,500  SH          SOLE     NONE        217,500
BROOKFIELD RESIDENTIAL PROPERTIES INC  COM              11283W104        4,978 637,400  SH          SOLE     NONE        637,400
CDN PAC RLWAY                          COM              13645T100        4,953  73,200  SH          SOLE     NONE         73,200
CISCO SYSTEMS ORD                      COM              17275R102        3,813 210,900  SH          SOLE     NONE        210,900
CITIGROUP INC COM STK                  COM              172967424        4,091 155,500  SH          SOLE     NONE        155,500
CITIGROUP INC CONV PFD 12/15/2012      PREFERRED        172967416        3,121  38,800  SH          SOLE     NONE         38,800
DOMINOS PIZZA                          COM              25754A201        2,410  71,000  SH          SOLE     NONE         71,000
DOW CHEMICAL CORP COM STK              COM              260543103        3,379 117,500  SH          SOLE     NONE        117,500
ECOLAB ORD                             COM              278865100       17,877 309,238  SH          SOLE     NONE        309,238
EL PASO ORD                            COM              28336L109       16,588 624,300  SH          SOLE     NONE        624,300
ENERGY TRANSFER PARTNERS L P COM STK   UNIT LTD PARTNER 29273R109        1,376  30,000  SH          SOLE     NONE         30,000
EXXON MOBIL CORP COM STK               COM              30231G102        4,306  50,800  SH          SOLE     NONE         50,800
FAMILY DOLLAR STORES INC COM STK       COM              307000109        4,399  76,300  SH          SOLE     NONE         76,300
FORD MOTOR WRNT EXP 01/01/2013         WARRANTS         345370134            7   2,800  SH          SOLE     NONE          2,800
FORTUNE BRANDS HOME & SECURITY INC W/I COM              34964C106        1,303  76,500  SH          SOLE     NONE         76,500
GENERAL GROWTH PROPERTIES REIT         COM              370023103       10,637 708,200  SH          SOLE     NONE        708,200
GOOGLE INC CL A COM STK                COM              38259P508       13,499  20,900  SH          SOLE     NONE         20,900
GRACE W R & CO DEL NEW COM STK         COM              38388F108        6,016 131,000  SH          SOLE     NONE        131,000
HOLLY ENERGY PARTNERS LP COM STK       UNIT LTD PARTNER 435763107          860  16,000  SH          SOLE     NONE         16,000
HOWARD HUGHES CORP                     COM              44267D107           97    2200  SH          SOLE     NONE           2200
HSN INC                                COM              404303109        2,774  76,500  SH          SOLE     NONE         76,500
INTL BUSINESS MACHS CORP COM           COM              459200101        9,231  50,200  SH          SOLE     NONE         50,200
JOHNSON & JOHNSON COM                  COM              478160104        3,672  56,000  SH          SOLE     NONE         56,000
JPMORGAN CHASE & CO COM                COM              46625H100        5,327 160,200  SH          SOLE     NONE        160,200
KAPSTONE PAPER & PACKAGING CORP COM    COM              48562P103          787  50,000  SH          SOLE     NONE         50,000
KINDER MORGAN MANAGEMENT ORD           COM              49455U100           79   1,000  SH          SOLE     NONE          1,000
KKR & CO L P DEL LIMITED PARTNERSHIP   UNIT LTD PARTNER 48248M102        5,219 406,800  SH          SOLE     NONE        406,800
KRAFT FOODS INC                        COM              50075N104        8,933 239,100  SH          SOLE     NONE        239,100
LOWES COS INC COM STK                  COM              548661107        1,325  52,200  SH          SOLE     NONE         52,200
MACQUARIE INFRASTRUCTURE COMPA COM STK COM              55608B105        4,264 152,550  SH          SOLE     NONE        152,550
MACYS INC COM STK                      COM              55616P104        5,632 175,000  SH          SOLE     NONE        175,000
MICROSOFT ORD                          COM              594918104        9,893 381,000  SH          SOLE     NONE        381,000
MOTOROLA SOLUTIONS INC                 COM              620076307       14,961 323,200  SH          SOLE     NONE        323,200
PFIZER INC SHS                         COM              717081103        9,325 430,925  SH          SOLE     NONE        430,925
QUALCOMM ORD                           COM              747525103       10,721 196,000  SH          SOLE     NONE        196,000
STAR GAS PARTNERS L.P. COM STK         UNIT LTD PARTNER 85512C105        2,435 500,000  SH          SOLE     NONE        500,000
SUNOCO ORD                             COM              86764P109       18,697 455,800  SH          SOLE     NONE        455,800
THE HOWARD HUGHS                       COM              44267D107        5,822 131,800  SH          SOLE     NONE        131,800
TRAVELERS COS INC COM STK              COM              89417E109        8,528 144,125  SH          SOLE     NONE        144,125
VALEANT PHARMACEUTICALS INTERN COM     COM              91911K102        4,720 101,100  SH          SOLE     NONE        101,100
VANGUARD DIVIDEND APPREC ETF           COM              921908844        8,312 152,100  SH          SOLE     NONE        152,100
VODAFONE GROUP PLC SP ADR              SPONSORED ADR    92857W209        8,703 310,500  SH          SOLE     NONE        310,500
WELLS FARGO & CO-CW18 WT EXP10/28/18   WARRANTS         949746119          437  50,900  SH          SOLE     NONE         50,900
WR GRACE ORD                           COM              38388F108          110   2,400  SH          SOLE     NONE          2,400
YAHOO! ORD                             COM              984332106        5,839 362,000  SH          SOLE     NONE        362,000
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